Shareholders' Equity (Tables)	6 Months Ended
Mar. 31, 2022
Shareholders' Equity
Summary of outstanding warrants

A summary of the status of the Company’s outstanding warrants as of March 31, 2022 and September 30, 2021 and changes during the years then ended are presented below:

				Weighted
		Weighted		average
	Number	average	Total	remaining
	of	exercise	intrinsic	contractual
	warrants	price	value	life (in years)
Outstanding as of September 30, 2021	1,612,694	$0.22	$354,793	1.1
Outstanding as of March 31, 2022	1,612,694	$0.20	$—	0.6
Warrants exercisable as of March 31, 2022	1,612,694	$5.00	$—	0.6

Schedule of fair value of the warrants has been estimated using Black-Scholes option pricing model

	For the six	For the six
	months ended	months ended
	March 31, 2022	March 31, 2021
	(unaudited)	(unaudited)
Exercise price	$5 - $5.5	$1.15 - $2.00
Stock price	$3.25 - $9.75	$0.76 - $2.21
Term (in years)	0.6 - 1.1	1.6 - 2.1
Volatility	137%	28%
Risk-free interest rate	0.09% - 0.69%	0.06% - 0.15%
Dividend yield	—	—

Schedule of noncontrolling interest

The Company’s noncontrolling interest of 3.85%in Forest Food as of September 30, 2021, respectively, consists of the following:

	As of	As of
	March 31,	September 30,
Non-controlling interest	2022	2021
Paid-in capital	—	$107,461
Additional paid-in capital	—	807,953
Foreign currency translation gain (loss) attributed to noncontrolling interest	—	14,588
Net loss attributed to noncontrolling interest	—	(13,496)
Total noncontrolling interest	—	$916,506